Segment Information - Summary of Revenue by Product Category (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenue from External Customer [Line Items]
Revenues	$ 611.6	$ 478.2	$ 440.1
Medical | Medical Segment
Revenue from External Customer [Line Items]
Revenues	155.7	62.9	42.9
Reactor Safety and Control Systems | Industrial Segment
Revenue from External Customer [Line Items]
Revenues	146.8	135.4	133.3
Radiological Search, Measurement and Analysis Systems | Industrial Segment
Revenue from External Customer [Line Items]
Revenues	$ 309.1	$ 280.2	$ 263.9